Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
35	SUBSEQUENT EVENTS

The Company evaluated all events and transactions from June 30, 2025, up through October 6, 2025, which is the date that these unaudited interim condensed consolidated financial statements are available to be issued, other than the events disclosed above, there are not any material subsequent events that require in the consolidated financial statements.

●	On September 17, 2025, the Company terminated and rescinded the acquisition of 20% equity stake in QuantGold Data Group Limited.

●	From July 9, 2025, until August 7, 2025, 287,709 (8,631,283 prior to 1 to 30 reverse share splits) ordinary shares were issued to Alumni Capital LP, in aggregate, to the exercise of warrants.

●	On July 16, 2025, 40,333 (1,210,000 prior to 1 to 30 reverse share splits) ordinary shares were issued to Alumni Capital LP, in aggregate, to pursue the purchase and sale of securities agreement signed with Alumni Capital LP in August 1, 2024

●	On August 13, 2025, the Company entered into a Securities Purchase Agreement with Alumni Capital LP (“Alumni”), a Delaware limited partnership, (“Securities Purchase Agreement”), pursuant to which Alumni could purchase convertible notes (“Convertible Notes”) from the Company, in multiple tranches, having an aggregate principal amount of up to $61,200,000.

●	From August 18, 2025 until September 12, 2025, 209,986 (6,299,577 prior to 1 to 30 reverse share splits) ordinary shares were issued to Alumni Capital LP, in aggregate, pursuant to securities purchase agreement in which Alumni could purchase convertible notes (“Convertible Notes”).

●	On October 1, 2025, 65,451 ordinary shares were issued to Hoo Voon Him, executive director pursuant to his subscription agreement.